INCOME TAXES	12 Months Ended
Dec. 31, 2021
INCOME TAXES

24.	INCOME TAXES

The following table reconciles the expected income tax recovery at the Canadian statutory income tax rate of 26.5% for 2021 (2020 - 26.5%, 2019 - 26.5%) to the amounts recognized in operations.

For the Year Ended December 31,	2021	2020	2019

Net loss, continuing operations	$(15,669,093)	$(18,169,070)	$(11,727,372)
Net income, discontinued operations	-	-	5,481,757
Net loss before taxes	$(15,669,093)	$(18,169,070)	$(6,245,615)

Expected current income tax recovery	4,152,310	4,814,804	1,655,088
Deferred tax recovery	-	-	292,740
	4,152,310	4,814,804	1,947,828

For the Year Ended December 31,	2021	2020	2019

Adjustments to income tax recovery:

Amounts not deductible for tax purposes	$(1,201,600)	$(957,400)	$(1,212,900)
Other non-deductible items	(111,000)	(137,000)	(173,000)
Other deductible items	157,000	115,000	216,000
Non-taxable gain	383,000	-	2,307,000
Non-taxable loan forgiveness	49,000	-	-
Foreign tax differential	(508,000)	(221,000)	591,000
Non-recognizable permanent capital loss	-	-	(1,175,000)
Unusable foreign tax recoveries	-	-	(7,040,081)
Unrecognized tax recovered (losses)	(2,920,710)	(3,614,404)	4,831,893
Income tax recovery recognized	$-	$-	$292,740

The following table reflects future income tax assets at December 31:

	2021	2020	2019

Resource assets	$1,024,271	$1,024,271	$1,024,271
Gross unamortized share issue costs	1,114,604	325,600	385,000
Canadian non-capital losses	21,404,000	22,969,000	16,545,000
Canadian capital losses	5,565,125	4,432,532	4,432,500
US non-capital losses	86,073,000	78,829,000	75,060,000
Singapore non-capital losses	9,180,000	3,753,000	378,000
	124,361,000	111,333,403	97,824,771
Unrecognized deferred tax assets	(124,361,000)	(111,333,403)	(97,824,771)
Deferred income tax assets recognized	$-	$-	$-

POET TECHNOLOGIES INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in US Dollars)